UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
ASSETS:
Cash and cash equivalents	¥ 1,877,191	$ 290,740
Restricted cash	376,796	58,358
Term deposits	102,408	15,861
Investment in marketable securities	206,272	31,947
Accounts receivable, net of allowance for doubtful accounts of RMB1,446,994 as of December 31, 2020 and RMB1,442,482 as of June 30, 2020, respectively	70,130	10,862
Other receivables, net of allowance for doubtful accounts of RMB17,396 as of December 31, 2020 and RMB160 as of June 30,2021 respectively	565,904	87,647
Loan receivables, net of allowance for doubtful accounts of RMB320,364 as of December 31, 2020, and RMB56,466 as of June 30, 2021 respectively	202,130	31,306
Prepaid expenses and other assets	881,771	136,569
Contract assets, net of allowance for losses of RMB14,749 as of December 31, 2020 and RM14,321 as of June 30,2021 respectively	6,494	1,006
Long-term investments,net	738,996	114,456
Operating lease right-of-use assets, net	25,987	4,025
Property, equipment and software, net	52,423	8,119
Goodwill, net	22,119	3,426
Intangible assets, net	40,345	6,249
TOTAL ASSETS	5,168,966	800,571
Liabilities:
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB81,246 as of December 31, 2020 and RMB9,904 as of June 30,2021 respectively)	10,079	1,561
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB29,152 as of December 31, 2020 and RMB12,614 as of June 30, 2021, respectively)	14,041	2,175
Income tax payable (including income taxes payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB224,533 as of December 31, 2020 and RMB238,179 as of June 30,2021, respectively)	272,896	42,266
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB238,170 as of December 31, 2020 and RMB274,219 as of June 30,2021 respectively)	786,213	121,768
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without resource to the Group of RMB19,100 as of December 31, 2020 and RMB15,408 as of June 30,2021 respectively)	25,604	3,966
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB24,146 as of December 31,2020 and RMB23,967 as of June 30,2021, respectively)		3,654
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB5,742 as of December 31, 2020and RMB5,392 as of June 30,2021, respectively)	8,504	1,317
TOTAL LIABILITIES	1,140,927	176,707
Commitments and Contingencies (Note 21)
Shareholders' equity:
Ordinary shares	1
Statutory reserves	466,468	72,247
Retained earnings (deficit)	(2,010,642)	(311,409)
Accumulated other comprehensive income	(49,917)	(7,731)
Total 9F Inc. shareholders' equity	3,972,751	615,301
Noncontrolling interest	55,288	8,563
Total shareholders' equity	4,028,039	623,864
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,168,966	800,571
Class A ordinary shares
Shareholders' equity:
Ordinary shares	1
Class B ordinary shares
Shareholders' equity:
Additional paid-in capital	¥ 5,566,840	$ 862,194